AMANA INCOME FUND
Amana Income Fund
Investment Objective
Current income and preservation of capital, consistent with Islamic principles. Current income is the Income Fund's primary objective.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareowner Fees
Shareholder Fees - AMANA INCOME FUND - USD ($)	Income Fund Investor Shares	Income Fund Institutional Shares
Shareowner Fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMANA INCOME FUND	Income Fund Investor Shares	Income Fund Institutional Shares
Management Fees	0.82%	0.82%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.03%	0.05%
Total Annual Fund Operating Expenses	1.10%	0.87%

Example
The example below is intended to help investors compare the cost of investing in shares of the Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Expense Example - AMANA INCOME FUND - USD ($)	1 year	3 years	5 years	10 years
Investor Shares	112	350	606	1,340
Institutional Shares	89	278	482	1,073

Portfolio Turnover
The Income Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.69% of the average value of its portfolio.
Principal Investment Strategies
The Income Fund invests primarily in dividend-paying common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are alcohol, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Income Fund does not make any investments that pay interest. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Income Fund diversifies its investments across industries and companies, and principally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics. The Fund's adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund's adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.

It is the policy of the Income Fund, under normal circumstances, to invest at least 80% of its total net assets in income-producing securities, primarily dividend-paying common stocks.
Principal Risks of Investing
Market risk: The value of Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Investment strategy risk: Islamic principles restrict the Income Fund's ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund's performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Foreign investing risk: The Income Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the adviser (Saturna Capital Corporation), warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Income Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Best Quarter	Q2 2009	12.39%
Worst Quarter	Q3 2011	-14.15%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2018) was -3.91%.

Average Annual Total Returns
The table below presents the average annual returns for the Income Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2017
Average Annual Total Returns - AMANA INCOME FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Income Fund Investor Shares	AMANX	21.69%	12.84%	8.05%
Income Fund Investor Shares | Return after taxes on distributions		20.21%	11.92%	7.49%
Income Fund Investor Shares | Return after taxes on distributions and sale of Fund shares		13.41%	9.94%	6.28%
Income Fund Institutional Shares	AMINX	21.97%			10.76%	Sep. 25, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		21.83%	15.80%	8.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor's tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.